Fair Value of Financial Instruments (Details 2) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured at fair value on a non-recurring basis
Impaired loans	$ 6,734	$ 4,276
Foreclosed real estate	212	358
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on a non-recurring basis
Impaired loans	0
Foreclosed real estate	0
(Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on a non-recurring basis
Impaired loans	0
Foreclosed real estate	0
(Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on a non-recurring basis
Impaired loans	6,734	4,276
Foreclosed real estate	$ 212	$ 358